Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
DCF method, projections period	6 years
Goodwill impairment charges	$ 0	$ 0	$ 0
PRC
Goodwill [Line Items]
Discount rate for DCF method	13.00%
Japan
Goodwill [Line Items]
Discount rate for DCF method	14.00%
United States
Goodwill [Line Items]
Discount rate for DCF method	15.50%